INSURANCE COVERAGE (Details) - 12 months ended Dec. 31, 2024 R$ in Thousands, $ in Thousands	USD ($)	BRL (R$)
INSURANCE COVERAGE
Maximum insurance coverage for operational risks	$ 1,000,000	R$ 6,192,300
Maximum insurance coverage for civil general liabilities	20,000	123,846
Maximum coverage for domestic transportation insurance policy		60,000
Maximum coverage for international transportation insurance policy	$ 75,000	R$ 464,423